Average Annual Total Returns - DWS Global Income Builder Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 25, 2014	8.39%	9.05%	5.55%	16.25%	12.26%	8.75%	13.78%	9.59%	7.08%	7.58%	4.87%	4.03%